EARNINGS PER SHARE - Earnings (Details) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
BASIC EARNINGS PER SHARE
Profit from continuing operations available to shareholders		$ 275,299	$ 82,098
Dividend to preferred shareholders, net of tax			3,319
Profit for the period available to shareholders		$ 275,299	$ 78,779
Basic weighted average shares outstanding (in shares)	[1]	48,078,637	9,895,058
Basic earnings per share from continuing operations available to shareholders (in CAD per share)		$ 5.73	$ 7.96
Basic earnings per share available to shareholders (in CAD per share)		$ 5.73	$ 7.66
DILUTED EARNINGS PER SHARE
Profit from continuing operations available to shareholders		$ 275,299	$ 78,779
Adjusted profit for the period available to shareholders		$ 275,299	$ 78,779
Basic weighted average shares outstanding (in shares)	[1]	48,078,637	9,895,058
Restricted share and performance bonus grants (in shares)			67,351
Deferred share grants (in shares)			6,157
Dilutive effect, options		650,000
Shares outstanding on a diluted basis (in shares)		48,919,620	9,968,566
Diluted earnings from continuing operations per shareavailable to shareholders (in CAD per share)		$ 5.63	$ 7.90
Diluted earnings per share available to shareholders (in CAD per share)		$ 5.63	$ 7.60
Deferred Share Units
DILUTED EARNINGS PER SHARE
Dilutive effect, convertible instruments		190,983

[1]	The shares have been adjusted to reflect the share consolidation due to the September 2020 Recapitalization.